T. ROWE PRICE Short-Term Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
CERTIFICATES OF DEPOSIT 6.7%
EURODOLLAR 6.7%
Credit Agricole, 0.05%, 9/1/21  45,000 45,000
Natixis, 0.06%, 9/1/21  47,000 47,000
Oversea - Chinese Bank, 0.08%, 9/9/21  8,750 8,750
Toronto Dominion Bank, 0.05%, 9/1/21  38,000 38,000
Total Certificates of Deposit (Cost $138,750) 138,750
COMMERCIAL PAPER 30.4%
4(2) 26.6%(1)
AMCOR Finance, 0.11%, 9/3/21  7,000 7,000
Amphenol, 0.14%, 10/6/21  7,000 6,999
Amphenol, 0.15%, 9/9/21  8,000 8,000
Arrow Electronics, 0.24%, 9/3/21  3,000 3,000
Arrow Electronics, 0.27%, 9/21/21  6,000 5,999
BASF, 0.10%, 10/4/21  12,000 11,999
BAT International Finance, 0.23%, 9/8/21  9,000 9,000
Chariot Funding, 0.09%, 10/7/21  16,300 16,299
Chariot Funding, 0.09%, 10/19/21  8,500 8,499
Charta, 0.10%, 11/10/21  16,300 16,296
ConAgra Foods, 0.26%, 9/7/21  19,000 18,999
Crown Castle International, 0.26%, 9/8/21  7,500 7,499
Crown Castle International, 0.26%, 9/15/21  3,000 2,999
Crown Castle International, 0.27%, 9/1/21  2,000 2,000
Danaher, 0.15%, 9/1/21  9,000 9,000
DBS Bank, 0.07%, 9/15/21  4,250 4,250
Duke Energy, 0.10%, 9/8/21  11,000 11,000
DuPont De Nemours, 0.09%, 9/16/21  12,000 12,000
Electricite de France, 0.12%, 9/1/21  8,000 8,000
Enbridge, 0.19%, 9/2/21  8,000 8,000
Energy Transfer Partners, 0.35%, 9/1/21  24,000 24,000
Eni Finance, 0.12%, 9/16/21  9,000 9,000
Erste Bank, 0.08%, 9/3/21  20,000 20,000
Experian Finance, 0.14%, 9/2/21  8,000 8,000
Fidelity National Information Services, 0.19%, 9/7/21  10,000 10,000
Fiserv, 0.15%, 9/9/21  10,000 10,000
General Motors, 0.32%, 10/22/21  10,000 9,994
Humana, 0.18%, 9/13/21  10,000 9,999
Hyundai Capital America, 0.14%, 9/16/21  10,000 9,999
Kimberly-Clark, 0.06%, 9/2/21  16,300 16,300

T. ROWE PRICE Short-Term Fund

Par $ Value
(Amounts in 000s)
Manhattan Asset Funding, 0.09%, 10/15/21  11,750 11,748
McCormick, 0.14%, 10/1/21  12,000 11,998
MetLife Short Term Fund, 0.07%, 9/9/21  18,000 18,000
MetLife Short Term Fund, 0.07%, 11/3/21  4,000 3,999
Nationwide Building Society, 0.075%, 9/20/21  4,000 4,000
Nationwide Building Society, 0.08%, 9/13/21  16,300 16,299
NextEra Energy Capital Holdings, 0.15%, 9/24/21  10,000 9,999
NiSource, 0.13%, 9/16/21  9,000 8,999
Nutrien, 0.13%, 9/20/21  10,000 9,999
Old Line Funding, 0.07%, 9/13/21  5,910 5,910
Ovintiv, 0.60%, 9/10/21  6,000 5,998
Ovintiv, 0.70%, 9/20/21  7,700 7,696
Reckitt Benckiser Treasury Services, 0.12%, 9/9/21  9,000 9,000
Regency Markets No 1, 0.09%, 9/3/21  11,000 11,000
Regency Markets No 1, 0.09%, 9/27/21  12,000 11,999
RELX, 0.08%, 9/1/21  13,000 13,000
Rogers Communications, 0.15%, 9/23/21  13,000 12,999
Sempra Energy, 0.15%, 9/24/21  11,000 10,999
Sherwin-Williams, 0.13%, 9/20/21  9,000 8,999
Southern, 0.11%, 9/10/21  10,000 10,000
Southern, 0.15%, 9/17/21  12,000 11,999
Syngenta Wilmington, 0.70%, 9/29/21  10,000 9,994
Union Pacific, 0.13%, 9/15/21  9,000 8,999
VW Credit, 0.15%, 10/8/21  12,000 11,998
549,761
NON-4(2) 3.8%
Albion Capital Group, 0.09%, 9/15/21  17,000 16,999
American Honda Finance, 0.13%, 9/13/21  13,000 13,000
Chi, 0.802%, 12/10/21  7,000 6,997
Dow Chemical, 0.13%, 9/20/21  10,000 9,999
Mercy Healthcare System, 0.11%, 10/14/21  13,000 12,999
Swedbank, 0.11%, 11/15/21  18,000 17,997
77,991
Total Commercial Paper (Cost $627,745) 627,752
MUNICIPAL SECURITIES 4.5%
Andrew W. Mellon Foundation, VRDN, 0.08%, 12/1/32  12,900 12,900
Baltimore City, Parking System Facility, VRDN, 0.07%, 7/1/32  24,545 24,545
Banner Health, TECP, 0.12%, 10/13/21  15,000 15,000
Charlotte, Nascar, Series D, COP, VRDN, 0.07%, 6/1/35  9,825 9,825
Maryland CDA, Residential, Series B, VRDN, 0.07%, 9/1/33  18,925 18,925

T. ROWE PRICE Short-Term Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series C, TECP, 0.23%,
10/7/21  6,040 6,040
Port Auth. of New York & New Jersey, Series C, TECP, 0.24%,
9/9/21  6,315 6,315
Total Municipal Securities (Cost $93,550) 93,550
REPURCHASE AGREEMENTS 29.1% (2)
Bank of America, Tri-Party, Dated 8/31/2021, 0.05%, Delivery
Value of $41,000,057 on 9/1/2021, Collateralized by U.S.
Government securities, 0.00%, 9/10/21 - 2/28/22, valued at
$41,820,581  41,000 41,000
Bank of Montreal, Tri-Party, Dated 8/31/2021, 0.05%,
Delivery Value of $10,000,014 on 9/1/2021, Collateralized
by U.S. Government securities, 1.79% - 4.00%, 11/15/23 -
8/20/51, valued at $10,200,000  10,000 10,000
BNP Paribas, Tri-Party, Dated 8/31/2021, 0.05%, Delivery
Value of $130,000,181 on 9/1/2021, Collateralized by U.S.
Government securities, 0.00% - 6.00%, 10/7/21 - 12/1/50,
valued at $132,600,096  130,000 130,000
Citigroup Global Markets, Tri-Party, Dated 8/31/2021, 0.06%,
Delivery Value of $32,000,053 on 9/1/2021, Collateralized by
U.S. Government securities, 2.50% - 4.00%, 8/1/51, valued at
$32,640,959  32,000 32,000
Credit Agricole, Tri-Party, Dated 8/31/2021, 0.05%, Delivery
Value of $148,860,207 on 9/1/2021, Collateralized by U.S.
Government securities, 2.50% - 4.50%, 11/1/33 - 3/1/51,
valued at $151,837,200  148,860 148,860
Goldman Sachs, Tri-Party, Dated 8/31/2021, 0.05%, Delivery
Value of $48,000,067 on 9/1/2021, Collateralized by U.S.
Government securities, 3.00% - 7.63%, 2/15/25 - 6/20/49,
valued at $48,960,000  48,000 48,000
HSBC Securities, Tri-Party, Dated 8/31/2021, 0.05%, Delivery
Value of $16,000,022 on 9/1/2021, Collateralized by U.S.
Government securities, 2.22% - 4.50%, 1/1/35 - 8/1/51,
valued at $16,320,000  16,000 16,000
JPMorgan Chase, Tri-Party, Dated 8/31/2021, 0.05%,
Delivery Value of $32,000,044 on 9/1/2021, Collateralized by
U.S. Government securities, 1.21% - 6.00%, 3/1/29 - 7/1/56,
valued at $32,640,000  32,000 32,000
RBC Dominion Securities, Tri-Party, Dated 8/31/2021, 0.05%,
Delivery Value of $48,000,067 on 9/1/2021, Collateralized
by U.S. Government securities, 1.13% - 5.00%, 5/15/37 -
8/20/51, valued at $48,960,026  48,000 48,000

T. ROWE PRICE Short-Term Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Royal Bank of Canada, Tri-Party, Dated 8/31/2021, 0.05%,
Delivery Value of $95,000,132 on 9/1/2021, Collateralized
by U.S. Government securities, 0.13% - 0.38%, 4/30/23 -
4/15/24, valued at $96,900,022  95,000 95,000
Total Repurchase Agreements (Cost $600,860) 600,860
U.S. TREASURY OBLIGATIONS 35.8%
U.S. Treasury Bills, 0.003%, 11/12/21  54,670 54,664
U.S. Treasury Bills, 0.011%, 10/26/21  77,700 77,694
U.S. Treasury Bills, 0.02%, 9/14/21  70,000 69,999
U.S. Treasury Bills, 0.024%, 11/18/21  184,600 184,582
U.S. Treasury Bills, 0.025%, 9/7/21  75,000 75,000
U.S. Treasury Bills, 0.025%, 10/12/21  62,500 62,497
U.S. Treasury Bills, 0.035%, 10/28/21  38,000 37,997
U.S. Treasury Bills, 0.06%, 11/1/21  125,300 125,288
U.S. Treasury Bills, 0.135%, 11/4/21  51,200 51,195
Total U.S. Treasury Obligations (Cost $738,925) 738,916
Total Investments in Securities 106.5%
(Cost $2,199,830) $ 2,199,828
Other Assets Less Liabilities (6.5)% (133,944)
Net Assets 100.0% $ 2,065,884
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $549,761 and represents 26.6% of net assets.
(2) Collateralized by U.S. government securities valued at $612,879 at August 31,
2021.
CDA Community Development Administration/Authority
COP Certificate of Participation
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Short-Term Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee)
is an internal committee that has been delegated certain responsibilities by the fund’s
Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation
Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures;
determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The
Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which the above valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. On August 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.